Cover	Jul. 26, 2022
Cover [Abstract]
Entity Registrant Name	Lowell Farms Inc.
Entity Central Index Key	0001838128
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 26, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	Z4
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-56254
Entity Address Address Line 1	19 Quail Run Circle
Entity Address Address Line 2	Suite B
Entity Address City Or Town	Salinas
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93907
City Area Code	831
Local Phone Number	998-8214